Subsequent Events	9 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

We have evaluated subsequent events through May 10, 2019, the date our consolidated financial statements were available for issuance, and with respect to the reverse stock split discussed below, through June 28, 2019.

In February 2019, we acquired all of the issued and outstanding shares of myStrength, Inc. (“myStrength”) and assumed most of myStrength’s employees. myStrength is a privately-held, Colorado-based digital behavioral health company that offers digital tools for conditions such as depression and addiction. Upon the closing of this acquisition, we paid cash consideration of $30.10 million, subject to any post-closing working capital adjustments. In addition, as part of the purchase agreement for myStrength, we are obligated to pay an earn-out consideration of up to $5.0 million contingent upon satisfying future milestones for the year ending December 31, 2019. We are continuing to assess the impact of this acquisition on our consolidated financial statements. The initial accounting for the business combination is incomplete at the time of this filing. Therefore, we did not provide all the disclosures required for a business combination pursuant to ASC 805, Business Combinations, and we will provide applicable disclosures in a future filing.

In February 2019, we assumed a lease obligation from a stockholder for office space from which our Chicago office operates. The total future lease obligation is $0.90 million, net of sublease income of $0.20 million. The associated lease term ends in December 2024.

Subsequent to December 31, 2018, we issued 3,261,427 Performance RSUs, 161,250 restricted stock units with service- and market-based vesting conditions, and 982,301 restricted stock awards.

In June 2019, our board of directors and stockholders approved a 1-for-2 reverse stock split of our common stock and redeemable convertible preferred stock, which was effected on June 27, 2019 pursuant to an amendment to our amended and restated certificate of incorporation. The par value of the common stock and redeemable convertible preferred stock was not adjusted as a result of the reverse stock split. All references to redeemable convertible preferred stock, common stock, options to purchase common stock, restricted stock awards, restricted stock units, common stock warrants, per share data, and related information included in the accompanying consolidated financial statements have been adjusted to reflect this reverse stock split for all periods presented.

Events Subsequent to Original Issuance of Consolidated Financial Statements (unaudited)

In June 2019, we amended an executive’s restricted stock award agreement, originally executed in March 2019 covering 982,301 shares of our common stock. The amendment (i) revised the forfeiture provision such that in the event that the executive ceases providing services to us as a result of his termination with cause prior to February 2020, then any vested shares as of such date will be forfeited immediately and (ii) removed our and certain preferred investors’ repurchase option for any vested restricted stock awards. As a result of this modification, we recognized $2.2 million of stock-based compensation expense in our consolidated statement of operations on the modification date.

In July 2019, we entered into a Loan and Security Agreement with Silicon Valley Bank (“SVB”). The agreement provides a secured revolving loan facility in an aggregate principal amount of up to $30.0 million. Revolving loans under this facility bear interest at a floating rate equal to the greater of (i) 5.25% or (ii) the prime rate published in the Wall Street Journal, minus 0.25%. Interest on the revolving loans is due and payable monthly in arrears. Revolving loans mature in July 2022.

Our obligations under the Loan and Security Agreement are secured by a security interest on substantially all of our assets, excluding our intellectual property. The Loan and Security Agreement contains a financial covenant along with covenants limiting our ability to, among other things, dispose of assets, undergo a change in control, merge or consolidate, make acquisitions, incur debt, incur liens, pay dividends, repurchase stock, and make investments, in each case subject to certain exceptions.

The Loan and Security Agreement also contains customary events of default, upon which SVB may declare all or a portion of our outstanding obligations payable to be immediately due and payable.

There were no amounts outstanding under the agreement as of September 30, 2019.

In November 2019, we entered into an amendment to the lease agreement for our Denver office. The amendment includes (i) the addition of approximately 6,800 square feet of office space and (ii) an extension of our current lease team. The total future lease obligation is approximately $1.4 million over the lease term ending in January 2026.